Leases	6 Months Ended
Jun. 30, 2020
Leases
Leases

Note 7 – Leases

Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2020	2019
(DKK million)
Right-of-use assets
Properties	308	173
Equipment	4	4

Total right-of-use assets	312	177

Lease liabilities
Current	43	26
Non-current	313	155

Total lease liabilities	356	181

During the first half of 2020, there were additions to our right-of-use assets and lease liabilities related to the commencement of leases entered into by Genmab A/S’s subsidiaries Genmab US, Inc. and Genmab B.V. with respect to office and laboratory space. The Genmab US. Inc. lease is non-cancellable until August 2031 with future minimum payments of approximately DKK 214 million and the Genmab B.V. lease is non-cancellable until June 2022 with future minimum payments of approximately DKK 5 million.

Amounts recognized in the statement of comprehensive income

The statement of comprehensive income shows the following amounts relating to leases:

	6 Months Ended	6 Months Ended
	June 30, 2020	June 30, 2019
(DKK million)
Depreciation charge of right-of-use assets
Properties	14	13
Equipment	1	1

Total depreciation charge of right-of-use assets	15	14

Interest expense	3	4
Expense relating to short-term leases	2	1

Interest expense is included in net financial items and expenses relating to short-term leases are included in operating expenses in the statement of comprehensive income.

During the third quarter of 2019, Genmab A/S’s subsidiary Genmab B.V., entered into a lease agreement with respect to office and laboratory space with a commencement date in the first quarter of 2022 and is non-cancellable until January 2032. The total future minimum payments over the term of the lease are approximately DKK 90 million and estimated capital expenditures to fit out the space are approximately DKK 70 million.